Organization and Significant Accounting Policies - Schedules of Customer Concentration Risk (Details) - Customer Concentration	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	21.60%	15.60%	19.50%	18.30%	21.00%	32.00%	23.70%
Customer A | Receivables
Concentration Risk [Line Items]
Concentration risk percentage			39.70%		26.00%	35.00%	42.10%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration risk percentage				10.00%		13.10%	10.50%
Customer B | Receivables
Concentration Risk [Line Items]
Concentration risk percentage						21.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration risk percentage				10.10%		10.90%	10.60%
Customer D | Receivables
Concentration Risk [Line Items]
Concentration risk percentage			20.90%			10.40%
Customer E | Revenue
Concentration Risk [Line Items]
Concentration risk percentage					22.90%